Inventories (Inventory Summary) (Details) bbl in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2016 USD ($) bbl	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) bbl
Inventory, Net [Abstract]
Refined products (1)	[1]	$ 267,861		$ 201,928
Crude oil and other raw materials		362,415		288,403
Lubricants		12,356		14,996
Retail store merchandise		40,961		42,211
Inventories		683,593		547,538
Inventory Adjustments [Abstract]
FIFO Inventory Amount		15,000		14,500
Inventory Valuation Reserves		123,400		$ 175,100
Inventory, Change in Lower of Cost or Market Reserve		$ (51,700)	$ (15,700)
Inventory Valued Using LIFO | bbl		12,592		10,026
Inventory, LIFO Reserve		$ 221,400		$ 198,400
Inventory, LIFO Reserve, Effect on Income, Net		$ (23,000)	$ (113,600)

[1]	Includes $15.0 million and $14.5 million of inventory valued using the first-in, first-out ("FIFO") valuation method at March 31, 2016 and December 31, 2015, respectively.